Property, Plant and Equipment - Summary of the Carrying Values of Software, Property, Plant and Equipment (Parenthetical) (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about property, plant and equipment [Line Items]
Carrying amount of assets held under finance leases	£ 53	£ 73
Depreciation on assets held under finance leases	10	10
Net grant deferral/funding	74	28
Write off of fully depreciated assets	1,300	1,100
Land and Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Carrying amount of assets held under finance leases	42	45
Depreciation on assets held under finance leases	3	3
Network Infrastructure [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Carrying amount of assets held under finance leases	11	28
Depreciation on assets held under finance leases	£ 7	£ 7